Schedule of Cash Flow Information Related to Leases (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Operating cash flows for operating leases	$ 3,169	$ 481
Operating cash flows for finance leases	1,647	188
Financing cash flows for finance leases	$ 11,536	$ 405